Schedule of Investments (unaudited) June 30, 2020	iShares® U.S. Oil Equipment & Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Drilling — 10.6%
Helmerich & Payne Inc.	265,873	$5,187,182
Nabors Industries Ltd.	14,667	542,972
Patterson-UTI Energy Inc.	774,943	2,689,052
Transocean Ltd.(a)(b)	2,471,455	4,522,763

		12,941,969

Oil & Gas Equipment & Services — 88.9%
Archrock Inc.	548,744	3,561,349
Baker Hughes Co.	374,113	5,757,599
Cactus Inc., Class A(b)	200,122	4,128,517
ChampionX Corp.(a)	550,484	5,372,724
Core Laboratories NV(b)	187,048	3,800,815
DMC Global Inc.	62,115	1,714,374
Dril-Quip Inc.(a)(b)	150,830	4,493,226
Halliburton Co.	1,943,532	25,227,045
Helix Energy Solutions Group Inc.(a)(b)	619,625	2,150,099
Liberty Oilfield Services Inc., Class A	226,737	1,242,519
Matrix Service Co.(a)(b)	112,606	1,094,530
National Oilwell Varco Inc.	442,163	5,416,497
NexTier Oilfield Solutions Inc.(a)(b)	675,227	1,654,306
Oceaneering International Inc.(a)	421,879	2,695,807
Oil States International Inc.(a)(b)	271,372	1,289,017
ProPetro Holding Corp.(a)	349,360	1,795,710
Schlumberger Ltd.	1,540,359	28,327,202
SEACOR Holdings Inc.(a)	75,919	2,150,026
Select Energy Services Inc., Class A(a)(b)	271,191	1,328,836
TechnipFMC PLC	767,937	5,252,689

		108,452,887

Total Common Stocks — 99.5% (Cost: $152,398,292)		121,394,856

Security	Shares	Value
Short-Term Investments

Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(d)(e)	5,480,142	$5,487,266
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(c)(d)	200,000	200,000

		5,687,266

Total Short-Term Investments — 4.7% (Cost: $5,680,368)		5,687,266

Total Investments in Securities — 104.2% (Cost: $158,078,660)		127,082,122

Other Assets, Less Liabilities — (4.2)%		(5,110,962)

Net Assets — 100.0%		$121,971,160

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,792,915	2,687,227	5,480,142	$5,487,266	$74,375	(b)	$(1,622)	$6,190
BlackRock Cash Funds: Treasury, SL Agency Shares	—	200,000	200,000	200,000	115		—	—

				$5,687,266	$74,490		$(1,622)	$6,190

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Energy E-Mini Index	12	09/18/20	$471	$(19,342)

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® U.S. Oil Equipment & Services ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$121,394,856	$—	$—	$121,394,856
Money Market Funds	5,687,266	—	—	5,687,266

	$127,082,122	$—	$—	$127,082,122

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(19,342)	$—	$—	$(19,342)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2